Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	₩ 620,730,141	₩ 576,625,030
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	33,216,254	28,449,571
Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	63,113	897,525
Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	2,076,099	2,230,415
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	391,885,336	360,672,557
Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	56,039,981	49,930,015
Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	58,414,773	59,499,362
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	61,251,658	57,475,129
Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	17,782,927	17,470,456
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	176,370,069	166,121,242
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	30,486,441	25,543,400
Less than 1 month | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	63,113	130,780
Less than 1 month | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	31,100	29,961
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	30,170,280	28,857,297
Less than 1 month | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	44,779,587	39,736,655
Less than 1 month | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	55,002,284	57,317,802
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	385,809	1,214,108
Less than 1 month | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	15,451,455	13,291,239
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	43,173,389	42,670,989
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	845,977	1,039,822
1~3 months | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	150,217
1~3 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	689,261	783,429
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	38,040,760	36,706,993
1~3 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,413,545	1,852,680
1~3 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	10,740	0
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	2,070,392	2,015,590
1~3 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	102,714	122,258
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	54,791,811	50,257,451
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	501,733	421,453
3~6 months | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	594,643
3~6 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	46,369	12,638
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	52,331,623	46,672,732
3~6 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	571,552	728,518
3~6 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	207	0
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,202,211	1,704,574
3~6 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	138,116	122,893
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	88,916,765	80,063,706
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	860,975	1,145,323
6 months ~ 1 year | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	21,885
6 months ~ 1 year | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	117,820	142,756
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	82,840,301	74,931,639
6 months ~ 1 year | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,160,406	1,120,791
6 months ~ 1 year | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	414	40,145
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	3,649,376	2,098,374
6 months ~ 1 year | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	287,473	562,793
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	142,310,046	124,645,298
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	4,467	50,070
1~5 years | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	0
1~5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	310,954	773,305
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	119,243,663	103,334,861
1~5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	3,384,948	2,716,677
1~5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	79,640	30,195
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	19,054,766	17,491,024
1~5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	231,608	249,166
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	115,168,061	112,866,344
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	516,661	249,503
More than 5 years | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	0
More than 5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	880,595	488,326
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	69,258,709	70,169,035
More than 5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	4,729,943	3,774,694
More than 5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	3,321,488	2,111,220
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	34,889,104	32,951,459
More than 5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	₩ 1,571,561	₩ 3,122,107

[1]	These amounts include cash flows of principal and interest on financial assets.